Note 3 - Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2014	2015	2015
Trade receivables	¥45,392,525	¥64,163,666	$9,905,163
Allowance for doubtful accounts	(4,502,766)	(9,497,995)	(1,466,238)
Trade receivables, net	¥40,889,759	¥54,665,671	$8,438,925

Allowance for Credit Losses on Financing Receivables [Table Text Block]
	Chinese Yuan (Renminbi)			U.S. Dollars
	December 31,			December 31,
	2013	2014	2015	2015
Balance at the beginning of the year	¥2,811,934	¥3,682,874	¥4,502,766	$695,108
Provision for the year	1,874,355	1,962,403	7,888,892	1,217,835
Write-offs	(1,003,415)	(1,142,511)	(2,893,663)	(446,705)
Balance at the end of the year	¥3,682,874	¥4,502,766	¥9,497,995	$1,466,238